Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Current Assets

	2020	2019
	€	€
Prepayments	540,701	47,536
Other assets	1,212,626	—

	1,753,327	47,536